Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Allowance for credit losses	$ 44,538	$ 45,467
Net unrealized losses on derivatives included in other comprehensive income	4,623	5,021
Deferred compensation	10,855	5,881
Stock-based compensation	10,757	9,332
Nonaccrued interest	2,414	2,016
Other real estate owned	9,724	3,628
Mortgage banking recourse obligation	992	3,433
Goodwill and intangible assets	264
Other assets	3,696	1,298
Total gross deferred tax assets	87,863	76,076
Discount on purchased loans	37,657	35,341
Premises and equipment	20,591	17,668
Goodwill and intangible assets		7,649
Deferred loan fees and costs	5,809	5,054
FHLB stock dividends	3,322	2,810
Capitalized servicing rights	2,650	3,375
Net unrealized gains on securities included in other comprehensive income	2,807	1,691
Deferred gain on termination of derivatives	68	145
Debt finance/prepayment charges	1,450	2,659
Covered assets	30,058	16,933
Other liabilities	829	490
Total gross deferred liabilities	105,241	93,815
Net deferred tax liabilities	$ 17,378	$ 17,739